OTHER RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OTHER RESERVES
Balance at the beginning of the year	$ 19,422,915	$ 16,241,345
Net change in cash flow hedge reserve	1,176	1,176
Balance at the end of the year	20,832,900	19,422,915
Other reserves
OTHER RESERVES
Balance at the beginning of the year	(98,955)	(29,006)
Net change in cash flow hedge reserve	1,176	1,176
Transfer of net loss on disposal of equity securities to retained earnings	(312)	2,045
Net change in fair value of equity securities	56,944	(73,170)
Balance at the end of the year	(41,147)	(98,955)
Equity securities reserve
OTHER RESERVES
Balance at the beginning of the year	(91,643)	(20,518)
Transfer of net loss on disposal of equity securities to retained earnings	(312)	2,045
Net change in fair value of equity securities	56,944	(73,170)
Balance at the end of the year	(35,011)	(91,643)
Cash flow hedge reserve
OTHER RESERVES
Balance at the beginning of the year	(7,312)	(8,488)
Net change in cash flow hedge reserve	1,176	1,176
Balance at the end of the year	$ (6,136)	$ (7,312)